Deposits (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deposits (Textual)
Certificate of deposit accounts with balances equal to or in exceeding of $250,000 totaling	$ 9,800	$ 7,900
Deposits	$ 250